Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Related parties
Schedule of aggregate value of transactions and outstanding balances relating to key management personnel and entities

	2025	2024	2023
Key management salaries	2,831	2,915	3,102
Share-based awards(1)(2)	222	1,157	720
All other compensation(3)	3,345	2,396	2,599
	6,398	6,468	6,421

(1)	Amount inclusive of $Nil (2024: $110, 2023:104) classified as production costs.
(2)	Employees, officers, directors, consultants and other service providers also participate in the OEICP (see note 12).
(3)

The Company entered into a consultancy agreement with Mr. Curtis, a former director of the Company and the former Chief Executive Officer, effective January 1, 2023 to December 31, 2025 with a monthly fee of $12.5. During the Year, the Company expensed $150 (2024: $150, 2023: $150) in advisory service fees with respect to this consultancy agreement. Mr. Curtis retired as a director in May 2024.

The Company entered into a consulting agreement with Mr. Goodburn, the former Chief Financial Officer, during 2025. During the Year, The Company expensed $120 in advisory service fees with respect to this consultancy agreement.

Included is an amount of $2,346 (2024: $818, 2023: $647) that relates to bonuses provided for in 2025.

Included is an amount of $638 (2024: $1,169 (retirement package and leave payout), 2023: $1,588 (severance package)) that relates to a package payout.